Lease liabilities and right-of-use assets - Summary of Lease liabilities (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Lease liabilities and right-of-use assets
Balance as at 1 January	$ 2,343,126	$ 4,162,521
Acquisitions through business combinations		1,237,903
Additions during the year	436,769	726,769
Accretion of interest	127,426	341,510	$ 140,184
Repayments	(572,997)	(1,192,283)
Liabilities directly associated with assets classified as held for sale	(330,563)	(628,845)
Termination of lease	(341,350)	(2,304,449)
Balance as at 31 December	$ 1,662,411	$ 2,343,126	$ 4,162,521